Property and Equipment, Net - Narrative - 10Q (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation and amortization of property and equipment	$ 800,000	$ 800,000	$ 2,410,000	$ 2,445,000	$ 3,262,000	$ 3,196,000
Tangible asset impairment charges			$ 100,000		$ 0	$ 0